CONSOLIDATED STATEMENT OF CASH FLOWS	5 Months Ended
Dec. 31, 2016 USD ($)
Statement of Cash Flows [Abstract]
Net Loss	$ (340,728)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Depreciation	616
Stock-Based Compensation	302,002
Change in Assets and Liabilities:
Accounts Payable	12,509
Due to Related Parties	37,826
Net Cash Used in Operating Activities	12,225
CASH FLOWS FROM INVESTING ACTIVITIES:
Licensing of Mineral Rights	(2,044)
Construction of Modular Plant	(7,109)
Net Cash Used in Investing Activities	(9,153)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net Cash Provided by Financing Activities	0
Net Increase (Decrease) in Cash and Cash Equivalents	3,072
Cash and Cash Equivalents, beginning of period	0
Cash and Cash equivalents, end of period	$ 3,072